Organization, Description of the Business, the Proposed Merger and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Description of the Business, the Proposed Merger and Liquidity

1. Organization, Description of the Business, the Proposed Merger and Liquidity

Calidi Biotherapeutics, Inc. (“Calidi”), founded in 2014 and reincorporated in the state of Nevada in 2019, is a clinical stage immuno-oncology company developing and commercialization novel stem cell-based platforms for delivery and potentiation of oncolytic viruses for the treatment of cancer. Calidi is developing a pipeline of off-the-shelf allogeneic cell product candidates that are designed to: (i) protect oncolytic viruses from complement inactivation and innate immune cell inactivation by the body’s immune system; (ii) support oncolytic viral amplification in the allogeneic cells, and (iii) modify the tumor microenvironment to facilitate tumor cell targeting and viral amplification at the tumor sites for an extended period of time, potentially leading to an improved cancer therapy. Calidi’s most advanced product candidates are discussed below.

CLD-101 (NeuroNova™ Platform) for newly diagnosed High Grade Glioma (“HGG”) (also referred to as “NNV1” as to the indication) is composed of an immortalized neural stem cell line loaded with an engineered oncolytic adeno virus for the treatment of HGG. NNV1 is a licensed program from Northwestern University (“Northwestern”) which Calidi obtained the rights for commercialization in June 2021 (see Note 13). A phase I clinical trial for NNV1 in patients with newly diagnosed high-grade gliomas was completed by Northwestern in June 2021.

CLD-101 for recurrent HGG (also referred to as “NNV2” as to the recurrent HGG indication) is a licensed program under development for patents covering cancer therapies using an oncolytic adenovirus in combination with a clinical grade allogeneic neural stem cell line for recurrent HGG. Calidi licensed this product candidate in July 2021 pursuant to an agreement with City of Hope for the commercial development of NNV2 (see Note 13).

CLD-201 (SuperNova™) for advanced solid tumors (also referred to as “SNV1”), composed of allogeneic adipose-derived mesenchymal stem cells (AD-MSC) loaded with the tumor selective oncolytic vaccinia virus Calidi refers to as “CAL1”. SNV1 is an internally developed product candidate for which Calidi’s primary indications are for the treatment of head and neck cancer, triple-negative breast cancer and melanoma, although additional indications are also being developed.

Calidi is also developing engineered oncolytic vaccinia virus constructs as well as allogeneic cell-based platforms with improved systemic anti-tumor immunity in the exploratory stages of development.

Calidi’s operations to date have focused on organization and staffing, business planning, raising capital, licensing, acquiring and developing technology, establishing intellectual property portfolio, identifying potential product candidates and undertaking preclinical studies, process development and procuring manufacturing for preclinical and clinical trials. Calidi’s product candidates are subject to long development cycles and Calidi may be unsuccessful in its efforts to develop, obtain regulatory approval for or market its product candidates.

Calidi is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, possible failure of preclinical studies or clinical trials, the need to obtain marketing approval for its product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the need to successfully commercialize and gain market acceptance of any of Calidi’s products that are approved and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if Calidi’s drug development efforts are successful, it is uncertain when, if ever, Calidi will realize significant revenue from product sales.

Agreement and Plan of Merger with First Light Acquisition Group, Inc.

On January 9, 2023, First Light Acquisition Group, Inc., a Delaware corporation (“FLAG”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among FLAG, FLAG Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of FLAG (“Merger Sub”), and Calidi, First Light Acquisition Group, LLC, in the capacity as the representative of the stockholders of FLAG (the “Sponsor”) and Allan Camaisa, in the capacity as the representative of the stockholders to Calidi.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Calidi (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Calidi continuing as the surviving corporation in the Merger. In the Merger, (i) all shares of Calidi common stock (together, “Calidi Stock”) issued and outstanding immediately prior to the Closing will be converted into the right to receive the Merger Consideration (as defined below); and (ii) each outstanding option to acquire shares of Calidi common stock (whether vested or unvested) will be assumed by FLAG and automatically converted into an option to acquire shares of FLAG common stock, with its price and number of shares equitably adjusted based on the conversion ratio of the shares of Calidi common stock into the Merger Consideration.

The Merger is expected to be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, FLAG will be treated as the “accounting acquiree” and Calidi as the “accounting acquirer” for financial reporting purposes.

On September 12, 2023, the Closing of the FLAG Merger was completed as further discussed in Note 14.

Previous Agreement and Plan of Merger with Edoc Acquisition Corp. and other Investors

On February 2, 2022, Edoc Acquisition Corp., a Cayman Islands corporation (together with its successors, “Edoc”), entered into an Agreement and Plan of Merger (the “Edoc Merger Agreement”) with Edoc Merger Sub Inc., a Nevada corporation and newly formed wholly-owned subsidiary of Edoc (“Merger Sub”), American Physicians LLC, a Delaware limited liability company (“Sponsor”) (the “Effective Date”) with Calidi.

On August 11, 2022, the previously announced Edoc Merger Agreement was terminated by Calidi effective as of that date.

Going concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), Calidi has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about Calidi’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.

Calidi has incurred recurring negative cash flows since inception and has funded its operations to date primarily through private sales of convertible preferred stock, contingently convertible and convertible promissory notes, Simple Agreements for Future Equity (“SAFE”) instruments and common stock. These investments have been made by various related parties, including AJC Capital LLC (“AJC Capital”) (Mr. Allan J. Camaisa, Chief Executive Officer and Chairman of the Board of Directors of Calidi), who remains the single largest investor and shareholder in Calidi (see Note 6). Calidi expects to continue to incur significant expenses and operating losses for the foreseeable future.

As of October 5, 2023, the issuance date of these unaudited condensed consolidated financial statements for the six months ended June 30, 2023, Calidi expects its current cash on hand will not be sufficient to fund the operating expenses and capital expenditure requirements necessary to advance its research efforts and clinical trials for one year from the issuance date of these unaudited condensed consolidated financial statements. Calidi will need to obtain additional funding. The availability of financing and Calidi’s ability to operate may also be adversely impacted by the ongoing COVID-19 pandemic which could continue to depress national and international economies and disrupt capital markets, supply chains, and many aspects of Calidi’s operations. The extent to which the ongoing COVID-19 pandemic will ultimately impact Calidi’s business, results of operations, financial condition, or cash flows is highly uncertain and difficult to predict because it will depend on many factors that are outside Calidi’s control. The unavailability or inadequacy of financing to meet future capital needs could force Calidi to modify, curtail, delay, or suspend some or all aspects of planned operations. Sales of additional equity securities could result in the dilution of the interests of its stockholders. Calidi intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) seeking additional cash equity or debt financing including continuing to raise funds under its Equity Line of Credit as necessary (see Note 14) and, (ii) continue to pursue licensing or other revenue opportunities utilizing its cell delivery platform, all in conjunction with the development of its product candidates and programs and development milestones disclosed elsewhere in these consolidated financial statement footnotes. However, there can be no assurances that the current plans will generate any liquidity to Calidi or be available on terms acceptable to Calidi, or if at all. If Calidi is unable to obtain sufficient funding, it could be required to suspend or delay its development efforts, limit activities and reduce research and development costs, which could adversely affect its business prospects.

Based on Calidi’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, and the need to raise additional capital to finance its future operations, Calidi’s management concluded that there is substantial doubt about Calidi’s ability to continue as a going concern within one year after the issuance date of the unaudited condensed consolidated financial statements presented herein. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes Calidi will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

COVID-19 impact and other risks and uncertainties

The ongoing global outbreak of COVID-19, including the different variant strains that have emerged, and the various attempts throughout the world to contain it, have created significant volatility, uncertainty and disruption. In response to government directives and guidelines, health care advisories and employee and other concerns, Calidi has altered certain aspects of its operations. A number of Calidi employees have had to work remotely from home and those on site have had to follow Calidi’s social distance guidelines, which could impact their productivity. COVID-19 could also disrupt Calidi’s operations due to absenteeism by infected or ill members of management or other employees, or absenteeism by members of management and other employees who cannot effectively work remotely but who elect not to come to work due to the illness affecting others in Calidi’s office or laboratory facilities, or due to quarantines. Because of COVID-19, travel, visits, and in-person meetings related to Calidi’s business have been severely curtailed or canceled and Calidi has instead used on-line or virtual meetings to meet with potential investors, suppliers, manufacturing partners and others.

It is possible that continuing impacts of COVID-19 on Calidi’s operations or its access to capital could prevent Calidi from complying, or could result in a material noncompliance, with one or more obligations or covenants under material agreements to which Calidi is a party, with the result that Calidi would be in material breach of the applicable obligation, covenant, or agreement. Any such material breach could cause Calidi to incur material financial liabilities or an acceleration of the date for paying a financial obligation to the other party to the applicable agreement, or could cause Calidi to lose material contractual rights, such as rights to use leased equipment or laboratory or office space, or rights to use licensed patents or other intellectual property the use of which is material to Calidi’s business. Similarly, it is possible that impacts of COVID-19 on the business, operations, or financial condition of any third party with whom Calidi has a contractual relationship could cause the third party to be unable to perform its contractual obligations to Calidi, resulting in Calidi’s loss of the benefits of a contract that could be material to Calidi’s business.

The full extent to which the COVID-19 pandemic and related variants, and the various responses to it might impact Calidi’s business, operations and financial results will depend on numerous evolving factors that are not subject to accurate prediction and that are beyond Calidi’s control.

The war in Ukraine and the uncertain nature, magnitude, and duration of the conflict and the potential effect of sanctions and other measures being imposed in response thereto have contributed to increased levels of economic and political uncertainty, which could have an adverse impact on macroeconomic factors that affect the financial markets, the global economy and Calidi’s business and operations. Additionally, the ongoing conflict in Ukraine may disrupt the ability of third parties on which Calidi relies on to perform in accordance with its expectations, including on manufacturing vendors or commercial research organizations to conduct clinical trials. Moreover, enrollment and retention of clinical trial participants may be adversely affected. Calidi cannot be certain what the overall impact of this conflict will be on its ability to conduct and complete the clinical trials on schedule. However, interruptions of clinical trials could significantly delay Calidi’s clinical development plans and potential authorization or approval of product candidates, which could increase Calidi’s costs and jeopardize its ability to successfully commercialize its product candidates.

On March 12, 2023, Silicon Valley Bank was closed by its state chartering authority, the California Department of Financial Protection and Innovation. On the same date the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver and transferred all customer deposits and substantially all of the assets of Silicon Valley Bank to Silicon Valley Bridge Bank, N.A., a full-service bank that is being operated by the FDIC. Calidi automatically became a customer of Silicon Valley Bridge Bank, N.A. as part of this action. As of March 12, 2023, Calidi held, in separate accounts, approximately $150,000 in cash deposits, a credit card collateral account of $100,000 as restricted cash, and a restricted lease collateral money market account of approximately $118,000, at Silicon Valley Bridge Bank, N.A. Normal banking activities resumed on March 14, 2023.

Changes in other economic conditions, including rising interest rates, ongoing pandemics, including the COVID-19 pandemic, lower consumer confidence, volatile equity capital markets and ongoing supply chain disruptions and the impacts of the war in Ukraine, may also affect Calidi’s operations.

1. Organization, Description of the Business, the Proposed Merger and Liquidity

Calidi Biotherapeutics, Inc. (“Calidi”), founded in 2014 and reincorporated in the state of Nevada in 2019, is a clinical stage immuno-oncology company developing and commercialization novel stem cell-based platforms for delivery and potentiation of oncolytic viruses for the treatment of cancer. Calidi is developing a pipeline of off-the-shelf allogeneic cell product candidates that are designed to: (i) protect oncolytic viruses from complement inactivation and innate immune cell inactivation by the body’s immune system; (ii) support oncolytic viral amplification in the allogeneic cells, and (iii) modify the tumor microenvironment to facilitate tumor cell targeting and viral amplification at the tumor sites for an extended period of time, potentially leading to an improved cancer therapy. Calidi’s most advanced product candidates are discussed below.

CLD-101 (NeuroNova™ Platform) for newly diagnosed High Grade Glioma (“HGG”) (also referred to as “NNV1” as to the indication) is composed of an immortalized neural stem cell line loaded with an engineered oncolytic adeno virus for the treatment of HGG. NNV1 is a licensed program from Northwestern University (“Northwestern”) which Calidi obtained the rights for commercialization in June 2021 (see Note 3). A phase I clinical trial for NNV1 in patients with newly diagnosed high-grade gliomas was completed by Northwestern in June 2021.

CLD-101 for recurrent HGG (also referred to as “NNV2” as to the recurrent HGG indication) is a licensed program under development for patents covering cancer therapies using an oncolytic adenovirus in combination with a clinical grade allogeneic neural stem cell line for recurrent HGG. Calidi licensed this product candidate in July 2021 pursuant to an agreement with City of Hope for the commercial development of NNV2 (see Note 3).

CLD-201 (SuperNova™) for advanced solid tumors (also referred to as “SNV1”), composed of allogeneic adipose-derived mesenchymal stem cells (AD-MSC) loaded with the tumor selective oncolytic vaccinia virus Calidi refers to as “CAL1”. SNV1 is an internally developed product candidate for which Calidi’s primary indications are for the treatment of head and neck cancer, triple-negative breast cancer and melanoma, although additional indications are also being developed.

Calidi is also developing engineered oncolytic vaccinia virus constructs as well as allogeneic cell-based platforms with improved systemic anti-tumor immunity in the exploratory stages of development.

Calidi’s operations to date have focused on organization and staffing, business planning, raising capital, licensing, acquiring and developing technology, establishing intellectual property portfolio, identifying potential product candidates and undertaking preclinical studies, process development and procuring manufacturing for preclinical and clinical trials. Calidi has commenced certain non-commercial revenue generating activities during 2021 as a result of entering into a research collaboration agreement with a customer (see Note 12). Calidi’s product candidates are subject to long development cycles and Calidi may be unsuccessful in its efforts to develop, obtain regulatory approval for or market its product candidates.

Calidi is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, possible failure of preclinical studies or clinical trials, the need to obtain marketing approval for its product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the need to successfully commercialize and gain market acceptance of any of Calidi’s products that are approved and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if Calidi’s drug development efforts are successful, it is uncertain when, if ever, Calidi will realize significant revenue from product sales.

Agreement and Plan of Merger with First Light Acquisition Group, Inc.

On January 9, 2023, First Light Acquisition Group, Inc., a Delaware corporation (“FLAG”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among FLAG, FLAG Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of FLAG (“Merger Sub”), and Calidi, First Light Acquisition Group, LLC, in the capacity as the representative of the stockholders of FLAG (the “Sponsor”) and Allan Camaisa, in the capacity as the representative of the stockholders to Calidi.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Calidi (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Calidi continuing as the surviving corporation in the Merger. In the Merger, (i) all shares of Calidi common stock (together, “Calidi Stock”) issued and outstanding immediately prior to the Closing will be converted into the right to receive the Merger Consideration (as defined below); and (ii) each outstanding option to acquire shares of Calidi common stock (whether vested or unvested) will be assumed by FLAG and automatically converted into an option to acquire shares of FLAG common stock, with its price and number of shares equitably adjusted based on the conversion ratio of the shares of Calidi common stock into the Merger Consideration.

Merger Consideration

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Calidi Stock as of immediately prior to the Effective Time will be an amount equal to $250 million, subject to certain adjustments for Calidi’s closing debt, net of cash (the “FLAG Merger Consideration”). The FLAG Merger Consideration includes additional merger consideration if certain defined milestones are achieved, including a material transaction that Calidi may enter into before the closing of the business combination that provides an up-front cash payment to Calidi from a third party for licensing or other revenue generating transaction for its technology. In addition, if certain price targets are met by the combined company for five years after the close of the FLAG Merger, Calidi stockholders as of the Effective Time will receive up to an additional 18 million shares of FLAG common stock, all milestone-based consideration discussed above is collectively referred to as the “Contingent Consideration”. The FLAG Merger Consideration, and any Contingent Consideration will be paid to the Calidi Stockholders solely by the delivery of new shares of FLAG common stock, with each share valued at $10.00 per share (see Note 15). The FLAG Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, as defined, including by mutual consent of the parties, by either party if the Closing has not occurred by September 14, 2023.

The Merger Agreement and the consummation of the transactions contemplated above requires the approval of both FLAG’s shareholders and Calidi’s stockholders, among other closing conditions specified in the FLAG Merger Agreement and the various agreements described above, there can be no assurance that the FLAG Merger or the Closing will occur or that Calidi will receive any proceeds from this transaction. Calidi has incurred and expects to incur significant amount of transaction expenses in connection with the FLAG Merger and the transaction, and if the FLAG Merger is not consummated nor approved, Calidi will bear the risk of payment of all such transaction costs without reimbursement from FLAG or any other party.

The FLAG Merger is expected to be completed during the second quarter of 2023. However, there can be no assurance as to when or if the closing of the FLAG Merger will occur.

See Note 15 for a full discussion on the FLAG Merger Agreement.

Previous Agreement and Plan of Merger with Edoc Acquisition Corp. and other Investors

On February 2, 2022, Edoc Acquisition Corp., a Cayman Islands corporation (together with its successors, “Edoc”), entered into an Agreement and Plan of Merger (the “Edoc Merger Agreement”) with Edoc Merger Sub Inc., a Nevada corporation and newly formed wholly-owned subsidiary of Edoc (“Merger Sub”), American Physicians LLC, a Delaware limited liability company (“Sponsor”) (the “Effective Date”) with Calidi.

On August 11, 2022, the previously announced Edoc Merger Agreement was terminated by Calidi effective as of that date.

Going concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), Calidi has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about Calidi’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Calidi has incurred recurring negative cash flows since inception and has funded its operations to date primarily through private sales of convertible preferred stock, contingently convertible and convertible promissory notes, Simple Agreements for Future Equity (“SAFE”) instruments and common stock. These investments have been made by various related parties, including AJC Capital LLC (“AJC Capital”) (Mr. Allan J. Camaisa, Chief Executive Officer and Chairman of the Board of Directors of Calidi), who remains the single largest investor and shareholder in Calidi (see Note 7). Calidi expects to continue to incur significant expenses and operating losses for the foreseeable future.

As of April 13, 2023, the issuance date of these consolidated financial statements for the year ended December 31, 2022, Calidi expects its current cash on hand, including additional capital raises completed discussed in Note 15, will not be sufficient to fund the operating expenses and capital expenditure requirements necessary to advance its research efforts and clinical trials for one year from the issuance date of these consolidated financial statements. Calidi will need to obtain additional funding. The availability of financing and Calidi’s ability to operate may also be adversely impacted by the ongoing COVID-19 pandemic which could continue to depress national and international economies and disrupt capital markets, supply chains, and many aspects of Calidi’s operations. The extent to which the ongoing COVID-19 pandemic will ultimately impact Calidi’s business, results of operations, financial condition, or cash flows is highly uncertain and difficult to predict because it will depend on many factors that are outside Calidi’s control. The unavailability or inadequacy of financing to meet future capital needs could force Calidi to modify, curtail, delay, or suspend some or all aspects of planned operations. Sales of additional equity securities could result in the dilution of the interests of its stockholders. Calidi intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) pursuing a public offering of its common stock or in a business combination with a Special Purpose Acquisition Company (“SPAC”) transaction to obtain additional capital and align Calidi’s long-term operating strategy, (ii) negotiate other cash equity or debt financing in the short-term, including continuing to raise funds under its existing Simple Agreements for Future Equity (“SAFE”) instrument and, (iii) continue to pursue licensing or other revenue opportunities utilizing its cell delivery platform, all in conjunction with the development of its product candidates and programs and development milestones disclosed elsewhere in these consolidated financial statement footnotes. However, there can be no assurances that the current plans will generate any liquidity to the Company or be available on terms acceptable to Calidi, or if at all. If Calidi is unable to obtain sufficient funding, it could be required to suspend or delay its development efforts, limit activities and reduce research and development costs, which could adversely affect its business prospects.

Based on Calidi’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, and the need to raise additional capital to finance its future operations, Calidi’s management concluded that there is substantial doubt about Calidi’s ability to continue as a going concern within one year after the issuance date of the consolidated financial statements presented herein. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes Calidi will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

COVID-19 impact and other risks and uncertainties

The ongoing global outbreak of COVID-19, including the different variant strains that have emerged, and the various attempts throughout the world to contain it, have created significant volatility, uncertainty and disruption. In response to government directives and guidelines, health care advisories and employee and other concerns, Calidi has altered certain aspects of its operations. A number of Calidi employees have had to work remotely from home and those on site have had to follow Calidi’s social distance guidelines, which could impact their productivity. COVID-19 could also disrupt Calidi’s operations due to absenteeism by infected or ill members of management or other employees, or absenteeism by members of management and other employees who cannot effectively work remotely but who elect not to come to work due to the illness affecting others in Calidi’s office or laboratory facilities, or due to quarantines. Because of COVID-19, travel, visits, and in-person meetings related to Calidi’s business have been severely curtailed or canceled and Calidi has instead used on-line or virtual meetings to meet with potential investors, suppliers, manufacturing partners and others.

It is possible that continuing impacts of COVID-19 on Calidi’s operations or its access to capital could prevent Calidi from complying, or could result in a material noncompliance, with one or more obligations or covenants under material agreements to which Calidi is a party, with the result that Calidi would be in material breach of the applicable obligation, covenant, or agreement. Any such material breach could cause Calidi to incur material financial liabilities or an acceleration of the date for paying a financial obligation to the other party to the applicable agreement, or could cause Calidi to lose material contractual rights, such as rights to use leased equipment or laboratory or office space, or rights to use licensed patents or other intellectual property the use of which is material to Calidi’s business. Similarly, it is possible that impacts of COVID-19 on the business, operations, or financial condition of any third party with whom Calidi has a contractual relationship could cause the third party to be unable to perform its contractual obligations to Calidi, resulting in Calidi’s loss of the benefits of a contract that could be material to Calidi’s business.

The full extent to which the COVID-19 pandemic and related variants, and the various responses to it might impact Calidi’s business, operations and financial results will depend on numerous evolving factors that are not subject to accurate prediction and that are beyond Calidi’s control.

The war in Ukraine and the uncertain nature, magnitude, and duration of the conflict and the potential effect of sanctions and other measures being imposed in response thereto have contributed to increased levels of economic and political uncertainty, which could have an adverse impact on macroeconomic factors that affect the financial markets, the global economy and Calidi’s business and operations. Additionally, the ongoing conflict in Ukraine may disrupt the ability of third parties on which Calidi relies on to perform in accordance with its expectations, including on manufacturing vendors or commercial research organizations to conduct clinical trials. Moreover, enrollment and retention of clinical trial participants may be adversely affected. Calidi cannot be certain what the overall impact of this conflict will be on its ability to conduct and complete the clinical trials on schedule. However, interruptions of clinical trials could significantly delay Calidi’s clinical development plans and potential authorization or approval of product candidates, which could increase Calidi’s costs and jeopardize its ability to successfully commercialize its product candidates.

Changes in other economic conditions, including rising interest rates, ongoing pandemics, including the COVID-19 pandemic, lower consumer confidence, volatile equity capital markets and ongoing supply chain disruptions and the impacts of the war in Ukraine, may also affect Calidi’s operations.

First Light Acquisition Group Inc [Member]
Organization, Description of the Business, the Proposed Merger and Liquidity

NOTE 1. ORGANIZATION AND PLANS OF BUSINESS OPERATIONS

First Light Acquisition Group, Inc. (the “Company”) is a blank check company formed in Delaware on March 24, 2021. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of June 30, 2023, the Company had not commenced any operations. All activity through June 30, 2023 relates to the Company’s formation, the initial public offering (the “Initial Public Offering” or “IPO”), which is described below, and identifying a target for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on September 9, 2021 (the “Effective Date”). On September 14, 2021, the Company consummated the IPO of 23,000,000 Units at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 3,397,155 Private Placement Warrants (the “Private Warrants”) at a price of $1.50 per Private Warrant in a private placement to certain funds and accounts managed by First Light Acquisition Group, LLC (the “Sponsor”) and Metric Finance Holdings I, LLC (“Metric”) generating proceeds of $5,095,733 from the sale of the Private Placement Warrants.

Following the closing of the IPO on September 14, 2021, $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Warrants was placed in a trust account (“Trust Account”), located in the United States, which is and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below:

On September 13, 2022, the Company held a special meeting of its stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate a business combination transaction from September 14, 2022 (the date which was 12 months from the closing date of the IPO) to December 14, 2022, following which the board of directors of the Company had the ability to extend for three additional times for three months each time, for a total of nine additional months (the “completion window”) if the Sponsor pays an amount equal to 1% of the amount then on deposit in the Trust Account for each three-month extension; provided, that if as of the time of an extension the Company has filed a Form S-4 or F-4 registration statement under the Securities Act or a proxy, information or tender offer statement with the Securities and Exchange Commission in connection with such initial business combination, then no Extension Fee would be required in connection with such extension; provided further, that for each three- month extension (if any) following such extension where no deposit into the Trust Account or other payment has been made, the Sponsor or its affiliates or designees would be required to deposit into the Trust Account an amount equal to 1% of the amount then on deposit in the Trust Account (the “Charter Amendment Proposal”).

In connection with the Charter Amendment Proposal, stockholders elected to redeem 18,871,976 shares of the Class A common stock. Following such redemptions, 4,128,024 shares of Class A common stock remained issued and outstanding.

On December 6, 2022, Guggenheim Securities, the IPO Underwriter, notified FLAG that it had determined to waive its entitlement to the payment of $8,050,000 of deferred compensation in connection with its role as underwriter in Initial Public Offering that would otherwise become due upon the consummation of the Business Combination.

On December 14, 2022, the Board approved an extension of the completion window from December 14, 2022 to March 14, 2023 (the “Extension”). In connection with the Extension, the Trust Account was funded by the Sponsor a payment of $415,626.

On March 14, 2023, an automatic extension of the completion window from March 14, 2023 to June 14, 2023 occurred pursuant to the Company’s amended and restated certificate of incorporation.

On June 12, 2023, the Board approved an extension of the completion window from June 14, 2023 to September 14, 2023 (the “Additional Extension”). In connection with the Additional Extension, the Trust Account was funded with a payment of $423,186.

Risks and Uncertainties

Management continues to evaluate the impact of the Russia-Ukraine war and rising interest rates and increased inflation and their macro-economic impact on the industry and has concluded that while it is reasonably possible that such events could have negative effects on the Company’s financial position, results of its operations, and/or search for a target company, the specific impacts are not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Proposed Business Combination

On January 9, 2023, we entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among FLAG, FLAG Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of FLAG (“Merger Sub”), Calidi Biotherapeutics, Inc., a Nevada corporation (“Calidi”), the Sponsor, in the capacity as the representative of the stockholders of FLAG and Allan Camaisa, in the capacity as the representative of the stockholders to Calidi.

Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) pursuant to which Merger Sub will merge with and into Calidi, with Calidi being the surviving corporation in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). We refer to the new public entity following consummation of the Merger as “New Calidi.”

The proposed Business Combination is expected to be consummated after the required approval by the stockholders of FLAG and Calidi and the satisfaction of certain other conditions summarized below:

At the effective time of the Merger (the “Effective Time”), all shares of Calidi common stock outstanding immediately prior to the Effective Time, with certain exceptions, will be converted into (i) the right to receive shares of Class A common stock, par value $0.0001 per share, of New Calidi (“New Calidi Common Stock”) and (ii) the contingent right to receive Escalation Shares (as defined below).

The aggregate consideration to be paid to the securityholders of Calidi (the “Merger Consideration”) (excluding for this purpose options of Calidi that remain unvested immediately following the Merger) will be based on an equity value of Calidi of $250,000,000, subject to adjustment dependent upon (i) the difference in Calidi’s “net debt” as of the Effective Time from a target “net debt” amount (the “Net Debt Adjustment”) and (ii) the achievement of certain pre-closing milestones, if any (as described below). As of the Effective Time, each outstanding Calidi option (whether vested or unvested) will be assumed by FLAG and automatically converted into an option for shares of New Calidi Common Stock. FLAG and Calidi anticipate an adjustment to the merger consideration of $25,000,000 pursuant to the Net Debt Adjustment by reason of the Series B Financing to be effected by Calidi as further described below.

If, during the period between the execution of the Merger Agreement and the closing of the Transactions (the “Interim Period”), Calidi enters into a revenue-generating definitive collaboration or out-license contract involving Calidi’s technology (a “Pre-Closing Milestone Contract”), the Merger Consideration will be increased by an amount equal to the aggregate up-front cash payments received by Calidi pursuant to any such Pre-Closing Milestone Contracts.

Following the closing of the Transactions (the “Closing”), as additional consideration for the Merger, New Calidi will issue shares of New Calidi Common Stock (“Escalation Shares”) to each holder of Calidi common stock immediately prior to the Effective Time (a “Calidi Stockholder”) in accordance with the following terms:

If at any time during the five (5) year period following the Closing (the “Escalation Period”), the last reported sale price of the shares of New Calidi Common Stock as reported on the NYSE American (or the exchange on which such shares are listed) for a period for any 20 days within any 30 consecutive day trading period (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), is:

●	greater than or equal to $12.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4,500,000 shares of New Calidi Common Stock;

●	greater than or equal to $14.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4,500,000 shares of New Calidi Common Stock;

●	greater than or equal to $16.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4,500,000 shares of New Calidi Common Stock; and

●	greater than or equal to $18.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4,500,000 shares of New Calidi Common Stock.

If, during the Escalation Period, there is a change of control pursuant to which FLAG or its stockholders have the right to receive consideration implying a value per share that is equal to or in excess of the above price targets, there will be an acceleration of the Escalation Period at the applicable target price.

To incentivize FLAG public stockholders not to redeem their shares, up to 2 million shares of New Calidi Common Stock will be made available to non-redeeming FLAG public stockholders on a pro rata basis at Closing (the “Non-Redeeming Continuation Shares”). For example, if a public stockholder owns 10% of the outstanding shares of New Calidi Common Stock prior to the redemption deadline, and such holder elects not to redeem its shares resulting in a pro rata release of freely useable cash to New Calidi, such holder will be entitled to up to 200,000.

To the extent that there are any Non-Redeeming Continuation Shares that are not issued to non-redeeming FLAG public stockholders (the “Unused Continuation Shares”), FLAG may designate for issuance at or prior to Closing the Unused Continuation Shares as an incentive for any PIPE investment or in connection with another equity or debt-linked security investment in FLAG or Calidi that facilitates the Closing or post-Closing liquidity of FLAG and its subsidiaries.

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Escalation Shares will be placed in escrow and will be outstanding from and after the Closing, subject to cancellation if the applicable price targets are not achieved. While in escrow, the shares will be non-voting. In connection with the execution of the Merger Agreement, FLAG entered into Voting and Lock-Up Agreements (the “Voting and Lock-Up Agreement”) with certain holders of Calidi common stock (each, a “Significant Company Holder”). Pursuant to each Voting and Lock-Up Agreement, each Significant Company Holder agreed to, among other things, (a) execute and deliver an irrevocable written consent approving (i) the Merger Agreement, Transaction Agreements and the Transactions (including the Merger) and (ii) any other matters necessary or appropriate in order to effect the Merger and the other transactions contemplated by the Merger Agreement within 15 business days following the time the Registration Statement is declared effective and (b) be bound by certain transfer restrictions with respect to the New Calidi Common Stock received by them in the Merger following the closing of the Transactions.

In connection with the execution of the Merger Agreement, FLAG, Calidi, the Sponsor, Metric and the directors and officers of FLAG entered into the Sponsor Agreement (“Sponsor Agreement”), pursuant to which, among other things, the Sponsor, Metric and the directors and officers of FLAG agreed, among other things, (a) to vote any shares of common stock held by such party in favor of the Business Combination proposal and other proposals to be presented to FLAG stockholders at the FLAG special meeting, (b) not to redeem any shares of Class A common stock or Class B common stock in connection with the redemption, (c) to be bound by certain lock-up restrictions with respect to the Class A common stock of each holder from and after the Merger, and (d) to make available certain Class B common stock and private placement warrants of FLAG (the “Incentive Securities”) (i) as incentives in connection with certain equity issuances of Calidi, or (ii) to pay expenses or otherwise reduce costs incurred in connection with the Business Combination, or in connection with other pre-Closing operating costs of FLAG, or otherwise forfeit such Incentive Securities for no consideration.

In connection with the Transactions, FLAG, Calidi, the Sponsor, Metric, the Significant Company Holders and certain other parties thereto agreed to enter into the Registration Rights Agreement (“Registration Rights Agreement”) upon the consummation of the Transactions, pursuant to which, holders and their permitted transferees will have the right to require FLAG immediately following the Merger Agreement, at New Calidi’s expense, to (a) file a registration statement in respect of the resale of the FLAG Class A Common Stock that they hold within 30 business days following the closing date of the Transactions and on customary terms for a transaction of this type, and (b) customary registration rights, including demand, piggy-back and shelf registration rights.

On June 16, 2023, Calidi entered into a Securities Purchase Agreement with certain investors in connection with the issuance of Series B Preferred Stock of Calidi (“Series B Preferred Stock,” and such investment, the “Series B Financing”), providing for (A) the issuance of an aggregate amount of $12,500,000 of Series B Preferred Stock to the Jackson Investment Group, LLC (“Jackson”), with an initial investment of $5,000,000 of Series B Preferred Stock to be purchased simultaneously with the execution of the Securities Purchase Agreement (the “Initial Investment”) and an additional $7,500,000 shares of Series B Preferred Stock (the “Subsequent Investment”) to be purchased upon the consummation of the Business Combination (the “BCA Closing”) and (B) the issuance of an aggregate amount of an additional $12,500,000 of Series B Preferred Stock to Calidi Cure, LLC (“Cure”), a special purpose vehicle formed for the purposes of investing in the Series B Financing, $5,000,000 of which will be acquired upon the earlier of September 1, 2023 and the BCA Closing, and $7,500,000 of which will be acquired upon the BCA Closing, and is subject to the consummation of the Subsequent Investment.

In connection with the Initial Investment, the Sponsor and Metric executed (x) a Share Transfer Agreement with Jackson, pursuant to which the Sponsor and Metric agreed to transfer 389,968 Founder Shares to Jackson, with 255,987 Founder Shares being transferred upon the closing of the Initial Investment and 133,981 Founder Shares to be transferred to Jackson upon the consummation of the Subsequent Investment and the Closing of the Business Combination and (y) a Share Transfer Agreement with Cure, pursuant to which the Sponsor and Metric agreed to transfer one (1) Founder Share for every $100 of Series B Preferred Stock acquired by Cure.

On June 16, 2023, FLAG, Calidi and Jackson entered into a Voting and Lock-Up Agreement, substantially in form previously executed by Mr. Camaisa and Mr. Leftwich, except that, with respect to the shares of FLAG Class A Common Stock received by Jackson as Merger Consideration, Mr. Jackson agreed that if Closing occurs, he will not transfer such shares, with limited exceptions, until the earliest of (a) the six-month anniversary of the Closing, (b) subsequent to the Closing, the date on which the closing price of New Calidi Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 days within any 30 consecutive day trading period commencing at least 150 days after the Closing and (c) subsequent to the Closing, the date on which New Calidi completes a Subsequent Transaction.

Going Concern

As of June 30, 2023 and December 31, 2022, the Company had $669,867 and $93,892 operating cash, respectively, and a working capital deficit of $7,386,962 and $4,134,242, respectively.

The Company’s liquidity needs up to June 30, 2023 have been satisfied through a payment from the Sponsor and Metric of $25,000 for Class B common stock, par value $0.0001 per share (“Class B common stock” and shares thereof, “Founder Shares”) (see Note 5), the Initial Public Offering and the issuance of the Private Placement Warrants. Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and entered into promissory note agreements to fund the extension of the Combination Period and working capital needs.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. Although no formal agreement exists, the Sponsor is committed to extend Working Capital Loans as needed (defined in Note 5 below). The Company cannot assure that its plans to consummate an initial Business Combination will be successful.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern one year from the date these financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

First Light Acquisition Group, Inc. (the “Company”) is a blank check company formed in Delaware on March 24, 2021. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from March 24, 2021 (inception) through December 31, 2022 relates to the Company’s formation and its initial public offering (“Initial Public Offering” or “IPO”), which is described below, and identifying a target for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of investment income from the proceeds derived from the Proposed Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on September 9, 2021 (the “Effective Date”). On September 14, 2021, the Company consummated the IPO of 23,000,000 Units at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. Simultaneously with the closing of the IPO, the Company consummated the sale of 3,397,155 Private Placement Warrants (the “Private Warrants”) at a price of $1.50 per Private Warrant in a private placement to certain funds and accounts managed by First Light Acquisition Group, LLC (the “Sponsor”) and Metric Finance Holdings I, LLC (“Metric”) generating proceeds of $5,095,733 from the sale of the Private Placement Warrants.

Following the closing of the IPO on September 14, 2021, $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Warrants was placed in a trust account (“Trust Account”), located in the United States which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation. On September 13, 2022, the Company’s stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate a business combination transaction (the “Charter Amendment Proposal”) from September 14, 2022 (the date which was 12 months from the closing date of the Company’s initial public offering of units) to September 14, 2023 (assuming we were to exercise the three three-month extensions available to us pursuant to our amended and restated certificate of incorporation, of which one extension remains unexercised) (the “Combination Period”). In connection with the Charter Amendment Proposal, stockholders elected to redeem 18,871,976 shares of the Company’s Class A common stock, par value $0.0001 per share (“common stock”). After giving effect to such redemptions, there was $41,679,745 remaining in the trust account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic, rising interest rates and increased inflation and their macro-economic impact, and the Russia-Ukraine war on the industry and has concluded that while it is reasonably possible that such could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern

As of December 31, 2022, the Company had $93,892 in operating cash and a working capital deficit of $4,134,242.

The Company’s liquidity needs up to December 31, 2022 had been satisfied through a payment from the Sponsor and Metric of $25,000 for Class B common stock, par value $0.0001 per share (“Class B common stock” and shares thereof, “founder shares”) (see Note 5), the Initial Public Offering, and the issuance of the Private Placement Warrants. Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and entered into promissory note agreements to fund the extension of the Combination Period.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. Although no formal agreement exists, the Sponsor is committed to extend Working Capital Loans as needed (defined in Note 5 below).

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

The Company cannot assure that its plans to consummate an initial Business Combination will be successful. In addition, management is currently evaluating the impact of the COVID-19 pandemic, rising interest rates and increased inflation and their macro-economic impact, the Russia-Ukraine war on the industry, and their effect on the Company’s financial position, results of its operations and/or search for a target company.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern one year from the date these financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.